UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  7/9/08

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		34


Form 13F information table value total (x$1000): $24,999

List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                                  June 30, 2008



Name of        			Title of                        Value     Shares      Sh   Put  Invstmt   Other
Issuer            		 Class     	     Cusip     (x$1000)   Pm Amt      Pm   Call Dscretn   Mgrs      Sole     Shared     None

  Advisory Board (The)            COM               00762W107       848   21,572.00   SH        Sole             21,572.00
  Aecom Technology Corp           COM               00766T100       803   24,700.00   SH        Sole             24,700.00
  Air Methods Corp                COM               009128307       150    6,000.00   SH        Sole              6,000.00
  Argon St                        COM               040149106       985   39,700.00   SH        Sole             39,700.00
  Bruker Corp                     COM               116794108     1,185   92,200.00   SH        Sole             92,200.00
  CRA International               COM               12618T105       769   21,283.00   SH        Sole             21,283.00
  Calgon Carbon Corp              COM               129603106       739   47,800.00   SH        Sole             47,800.00
  Capella Education               COM               139594105       966   16,200.00   SH        Sole             16,200.00
  CoStar Group Inc                COM               22160N109       427    9,600.00   SH        Sole              9,600.00
  Cogent                          COM               19239Y108       774   68,100.00   SH        Sole             68,100.00
  Emeritus Corp                   COM               291005106       258   17,677.00   SH        Sole             17,677.00
  FGX International Holdings      COM               G3396L102       200   24,896.00   SH        Sole             24,896.00
  Greenfield Online               COM               395150105       536   35,900.00   SH        Sole             35,900.00
  Heritage Crystal Clean          COM               42726M106       319   24,200.00   SH        Sole             24,200.00
  ITC Holdings                    COM               465685105     1,048   20,500.00   SH        Sole             20,500.00
  Icon PLC ADR                    COM               45103T107     1,282   16,975.00   SH        Sole             16,975.00
  Interactive Brokers Group       COM               45841N107     1,128   35,100.00   SH        Sole             35,100.00
  Interline Brands                COM               458743101       596   37,400.00   SH        Sole             37,400.00
  LivePerson                      COM               538146101       300  106,700.00   SH        Sole            106,700.00
  Martha Stewart Living           COM               573083102     1,151  155,600.00   SH        Sole            155,600.00
  Omnimedia Inc.
  Nice Systems ADR                COM               653656108       908   30,700.00   SH        Sole             30,700.00
  Northwest Pipe                  COM               667746101       898   16,100.00   SH        Sole             16,100.00
  Oil States International        COM               678026105     1,059   16,700.00   SH        Sole             16,700.00
  Omrix Pharmaceutical            COM               681989109       597   37,900.00   SH        Sole             37,900.00
  On Assignment                   COM               682159108       791   98,600.00   SH        Sole             98,600.00
  ProAssurance                    COM               74267C106       914   19,000.00   SH        Sole             19,000.00
  Providence Service              COM               743815102       665   31,500.00   SH        Sole             31,500.00
  Quanta Services Inc.            COM               74762E102       946   28,438.00   SH        Sole             28,438.00
  RTI Biologics Inc.              COM               74975N105       748   85,500.00   SH        Sole             85,500.00
  Santarus                        COM               802817304       312  155,399.00   SH        Sole            155,399.00
  Signature Bank NY               COM               82669G104       618   24,000.00   SH        Sole             24,000.00
  Sun Healthcare Group            COM               866933401       885   66,100.00   SH        Sole             66,100.00
  United Natural Foods            COM               911163103       888   45,563.00   SH        Sole             45,563.00
  Universal Technical Institute   COM               913915104       304   24,400.00   SH        Sole             24,400.00
  TOTAL PORTFOLIO
  REPORT SUMMARY                  34                             24,999




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